Accounting Policies Applied - Schedule of Remaining Periods until Expiration of Concessions (Detail)	12 Months Ended
Dec. 31, 2017
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Argentina [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	1992
Concession term	95 years
Remaining period to expiration	70 years
Enel Generacion El Chocon S A. (Generation) [Member] | Argentina [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	1993
Concession term	30 years
Remaining period to expiration	6 years
Transportadora de Energía S.A. (Transmission) [Member] | Argentina [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	2002
Concession term	85 years
Remaining period to expiration	70 years
Compañía de Transmisión del Mercosur S.A. (Transmission) [Member] | Argentina [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	2000
Concession term	87 years
Remaining period to expiration	70 years
EGP Cachoeira Dourada S.A. (Generation) [Member] | Brazil [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	1997
Concession term	30 years
Remaining period to expiration	10 years
Central Generadora Termoeléctrica Fortaleza S.A (Generation) [Member] | Brazil [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	2001
Concession term	30 years
Remaining period to expiration	14 years
Enel CIEN S.A. (CIEN - Line 1) [Member] | Brazil [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	2000
Concession term	20 years
Remaining period to expiration	2 years
Enel CIEN S.A. (CIEN - Line 2) [Member] | Brazil [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Year concession started	2002
Concession term	20 years
Remaining period to expiration	4 years